                                                                               .
                                                                               .
                                                                               .

                                  Prospectus Supplement dated Oct. 4, 2010*
                                                                   ------------------------------------------
                                                                                 PROSPECTUS FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 L (4/10)        274320 F (7/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 L (4/10)        45313 P (7/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY                     45303 L (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) RAVA 5 ADVANTAGE(SM) VARIABLE ANNUITY/RAVA 5        140463 L (7/10)       140464 A (7/10)
  SELECT(SM) VARIABLE ANNUITY/RAVA 5 ACCESS(SM) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY/    S-6503 H (4/10)       S-6504 H (4/10)
  RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable annuity product prospectuses. Please read it carefully and keep it with your variable annuity contract product prospectuses.

FOR CONTRACTS PURCHASED ON OR AFTER OCTOBER 4, 2010, THE FOLLOWING CHANGES
APPLY:

I. FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY, RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY, RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY AND RIVERSOURCE BUILDER SELECT VARIABLE ANNUITY, THE CURRENT ANNUAL FEE FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER WILL INCREASE FROM 1.10% TO 1.50% AND THE FOLLOWING CHANGES ARE MADE TO THE PROSPECTUSES:

UNDER "EXPENSE SUMMARY -- OPTIONAL LIVING BENEFITS" SECTION OF THE PROSPECTUS, THE FOLLOWING REPLACES FEES FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER:

ACCUMULATION PROTECTOR BENEFIT((R)) RIDER FEE                 MAXIMUM:        CURRENT:
                                                              1.75%           1.50%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the minimum contract accumulation value, whichever is greater.)

     (1) For contract applications signed prior to Oct. 4, 2010, the following charges apply:

APPLICATION SIGNED DATE                                             CURRENT CHARGE
Before Jan. 26, 2009                                                     0.55%
Jan. 26, 2009 -- May 30, 2009                                            0.80%
May 3, 2010 -- July 18, 2010                                             0.95%
July 19, 2010 -- Oct. 3, 2010                                            1.10%


UNDER "CHARGES -- OPTIONAL LIVING BENEFIT CHARGES -- CURRENTLY
OFFERED -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS, THE FOLLOWING REPLACES THE FIRST SENTENCE IN THE FIRST PARAGRAPH:

We deduct an annual charge of 1.50%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

     (1) For contract applications signed prior to Oct. 4, 2010, the following charges apply:

APPLICATION SIGNED DATE                                             CURRENT CHARGE
Before Jan. 26, 2009                                                     0.55%
Jan. 26, 2009 -- May 30, 2009                                            0.80%
May 3, 2010 -- July 18, 2010                                             0.95%
July 19, 2010 -- Oct. 3, 2010                                            1.10%



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
45307-16 A (10/10)

* Valid until next prospectus update.

II. FOR RIVERSOURCE RAVA 5 ADVANTAGE VARIABLE ANNUITY/RAVA 5 SELECT VARIABLE ANNUITY/RAVA 5 ACCESS VARIABLE ANNUITY, THE CURRENT ANNUAL FEE FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER WILL INCREASE FROM 1.25% TO 1.50% AND THE FOLLOWING CHANGES ARE MADE TO THE PROSPECTUS:

UNDER "EXPENSE SUMMARY -- OPTIONAL LIVING BENEFITS" SECTION OF THE PROSPECTUS, THE FOLLOWING REPLACES FEES FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER:

ACCUMULATION PROTECTOR BENEFIT((R)) RIDER FEE                 MAXIMUM:        CURRENT:
                                                              1.75%           1.50%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the minimum contract accumulation value, whichever is greater.)

     (1) For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25%.

UNDER "CHARGES -- OPTIONAL LIVING BENEFIT CHARGES -- CURRENTLY
OFFERED -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS, THE FOLLOWING REPLACES THE FIRST SENTENCE IN THE FIRST PARAGRAPH:

We deduct an annual charge of 1.50%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

     (1) For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25%.

III. FOR RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY / RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY, THE CURRENT ANNUAL FEE FOR THE ACCUMULATION BENEFIT RIDER WILL INCREASE FROM 1.25% TO 1.50% AND THE FOLLOWING CHANGES ARE MADE TO THE PROSPECTUS:

UNDER "EXPENSE SUMMARY -- OPTIONAL LIVING BENEFITS" SECTION OF THE PROSPECTUS, THE FOLLOWING REPLACES FEES FOR THE ACCUMULATION BENEFIT RIDER:

ACCUMULATION BENEFIT((R)) RIDER FEE                           MAXIMUM:        CURRENT:
                                                              2.50%           1.50%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the minimum contract accumulation value, whichever is greater.)

     (1) For contracts purchased prior to Oct. 4, 2010, the following charges apply:

CONTRACT PURCHASE DATE                                              CURRENT CHARGE
Before Jan. 26, 2009                                                     0.60%
Jan. 26, 2009 -- May 30, 2009                                            0.80%
Nov. 30, 2009 -- Oct. 3, 2010                                            1.25%


UNDER "CHARGES -- OPTIONAL LIVING BENEFIT CHARGES -- CURRENTLY
OFFERED -- ACCUMULATION BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS, THE FOLLOWING REPLACES THE FIRST SENTENCE IN THE FIRST PARAGRAPH:

We deduct an annual charge of 1.50%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

     (1) For contracts purchased prior to Oct. 4, 2010, the following charges apply:

CONTRACT PURCHASE DATE                                              CURRENT CHARGE
Before Jan. 26, 2009                                                     0.60%
Jan. 26, 2009 -- May 30, 2009                                            0.80%
Nov. 30, 2009 -- Oct. 3, 2010                                            1.25%


45307-16 A (10/10)